CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred debt issue costs, accumulated amortization (in dollars)	$ 289,168	$ 310,371	$ 246,082
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Common stock - par value (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock issued (in shares)	45,267,723	45,267,723	45,267,723
Common stock outstanding (in shares)	45,267,723	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Cash and cash equivalents
Interest bearing accounts (in dollars)	1,654,197	2,964,136	1,909,529
Restricted cash
Interest bearing accounts (in dollars)	408,917	406,788	414,807
Secured debt financing
Deferred debt discount (in dollars)	5,398	15,125	17,452
Unsecured debt financing
Deferred debt discount (in dollars)	$ 33,712	$ 37,207	$ 39,128